Goodwill - Schedule of Significant Amounts of Goodwill Allocated (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Schedule of Significant Amounts of Goodwill Allocated [Line Items]
Goodwill		$ 5,417,134	$ 6,105,020
Brazil Beef [Member]
Schedule of Significant Amounts of Goodwill Allocated [Line Items]
Goodwill		1,464,710	1,873,448
Seara [Member]
Schedule of Significant Amounts of Goodwill Allocated [Line Items]
Goodwill		602,869	766,970
USA Pork [Member]
Schedule of Significant Amounts of Goodwill Allocated [Line Items]
Goodwill		694,534	694,534
Moy Park [Member]
Schedule of Significant Amounts of Goodwill Allocated [Line Items]
Goodwill	[1]		777,583
Pilgrim’s Food Masters (PFM) [Member]
Schedule of Significant Amounts of Goodwill Allocated [Line Items]
Goodwill	[1]		336,683
Australia Smallgoods [Member]
Schedule of Significant Amounts of Goodwill Allocated [Line Items]
Goodwill		283,441	310,598
Australia Meat [Member]
Schedule of Significant Amounts of Goodwill Allocated [Line Items]
Goodwill		256,395	280,915
PPC - Fresh Poultry [Member]
Schedule of Significant Amounts of Goodwill Allocated [Line Items]
Goodwill	[1]	401,396
PPC - Brands & Snacking [Member]
Schedule of Significant Amounts of Goodwill Allocated [Line Items]
Goodwill	[1]	262,431
PPC - Fresh Pork/Lamb [Member]
Schedule of Significant Amounts of Goodwill Allocated [Line Items]
Goodwill	[1]	202,512
PPC - Food Service [Member]
Schedule of Significant Amounts of Goodwill Allocated [Line Items]
Goodwill	[1]	173,125
PPC - Meals [Member]
Schedule of Significant Amounts of Goodwill Allocated [Line Items]
Goodwill	[1]	58,178
Others CGUs without significant goodwill [Member]
Schedule of Significant Amounts of Goodwill Allocated [Line Items]
Goodwill	[2]	$ 1,017,543	$ 1,064,289

[1]	On July 1, 2024, the Company effectively completed the reorganization of the cash-generating units (CGU) Moy Park and Pilgrim’s Food Masters, driven by restructuring initiatives at its indirect subsidiary, Pilgrim’s Pride Corporation (“PPC”) in Europe. The purpose of these activities is to integrate core operations and reallocate processing capacities across production facilities, resulting in the closure of some facilities in Europe. As a result of this reorganization, the Company reassigned assets and liabilities to the applicable CGUs and allocated goodwill using the relative net assets approach. The new CGUs are Fresh Pork/Lamb, Fresh Poultry, Food Service, Meals, and Brands & Snacking. As at December 31, 2024 the total carrying amount of these CGU’s is US$1,097,642. The Company then performed an impairment test on the CGUs on both a pre- and post reorganization basis. There was no impairment recognized as a result of this test.
[2]	They comprise about 19 Cash Generating Units (CGUs) that, due to their lower values, were allocated to the ‘other’ category as shown.